GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
Disclosure of detailed information about expenses [Table Text Block]

	Year Ended December 31,
	2022	2021
Corporate administration	$9,001	$7,806
Salaries and benefits	16,387	11,636
Audit, legal and professional fees	7,683	4,619
Filing and listing fees	805	506
Directors fees and expenses	867	826
Depreciation	1,629	1,670
	$36,372	$27,063